STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Australia - 5.9%
Aristocrat Leisure	404,212		9,274,033
Brambles	499,848		4,243,120
Fortescue Metals Group	2,755,068		18,132,127
Macquarie Group	218,141		20,369,357
Northern Star Resources	717,055		4,651,303
			56,669,940
Austria - 1.5%
OMV	246,196	[a]	14,033,654
Denmark - 1.5%
Vestas Wind Systems	154,789	[a]	14,730,072
Finland - .8%
Nokia	2,158,197	[a]	7,635,937
France - 12.5%
Air Liquide	67,137	[a]	9,101,373
Atos	149,683	[a]	12,710,936
BNP Paribas	325,208	[a]	18,261,616
Cie Generale des Etablissements Michelin	44,051	[a]	5,285,024
Klepierre	295,231	[a]	10,593,588
LVMH Moet Hennessy Louis Vuitton	39,623		17,779,728
Sanofi	278,162	[a]	25,898,180
Teleperformance	41,383	[a]	9,802,205
Vinci	99,710		10,873,003
			120,305,653
Germany - 7.1%
Allianz	74,414	[a]	17,818,767
Deutsche Boerse	99,301	[a]	15,233,938
Deutsche Post	223,787	[a]	8,343,121
Deutsche Telekom	1,234,087	[a]	20,714,769
Evonik Industries	227,011	[a]	6,587,582
			68,698,177
Hong Kong - 1.9%
Galaxy Entertainment Group	1,324,000		8,659,730
Sun Hung Kai Properties	646,500		9,406,730
			18,066,460
Ireland - .8%
ICON	49,041	[a]	8,001,530
Italy - 2.8%
Enel	2,015,232		15,221,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Italy - 2.8% (continued)
Leonardo	968,910	[a]	11,330,962
			26,552,524
Japan - 21.9%
Asahi Kasei	803,900		9,030,150
Bandai Namco Holdings	127,400		7,725,127
Chubu Electric Power	1,155,600		16,111,147
Denso	292,300		13,053,423
Hitachi	419,100		16,464,574
ITOCHU	295,100		6,438,251
Minebea Mitsumi	337,200		6,543,445
Mitsubishi Electric	1,057,600		14,604,745
Recruit Holdings	253,100		9,161,593
Seven & i Holdings	232,000		8,643,698
Shin-Etsu Chemical	75,900		8,120,132
Shionogi & Co.	272,800		16,045,739
Shiseido	93,000		6,716,596
Sony	437,200		27,576,893
Sumitomo Mitsui Financial Group	637,700		23,240,467
Suzuki Motor	288,200		12,786,069
West Japan Railway	100,200		8,822,141
			211,084,190
Netherlands - 6.9%
Heineken	163,117	[a]	16,899,552
ING Groep	930,278	[a]	10,703,923
Koninklijke Ahold Delhaize	467,077	[a]	12,033,424
NN Group	264,152	[a]	10,139,006
Royal Dutch Shell, Cl. B	583,689		16,528,846
			66,304,751
Portugal - .8%
Galp Energia	483,752		7,874,330
Singapore - 1.1%
United Overseas Bank	579,100	[a]	10,932,487
Spain - 6.2%
ACS Actividades de Construccion y Servicios	260,955	[a]	10,157,167
Amadeus IT Group	252,881	[a]	20,142,708
Iberdrola	1,664,973		16,376,637
Industria de Diseno Textil	398,747		12,414,606
			59,091,118
Sweden - 2.8%
Epiroc, Cl. A	775,052		9,046,717
Lundin Petroleum	232,467		7,164,667
Swedish Match	229,167	[a]	10,974,865
			27,186,249

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Switzerland - 9.1%
Julius Baer Group		223,881	[a]	10,540,317
Novartis		297,318	[a]	27,371,095
Roche Holding		114,400	[a]	35,258,080
STMicroelectronics		591,486		14,531,575
				87,701,067
United Kingdom - 14.6%
Anglo American		504,853	[a]	13,232,065
BAE Systems		1,430,456		10,608,360
Bunzl		241,531		6,631,915
Cineworld Group		1,472,366	[b]	3,957,103
Diageo		561,092	[a]	22,968,036
Ferguson		118,158		10,272,537
GlaxoSmithKline		615,137		13,954,604
Legal & General Group		4,949,775	[a]	17,982,632
Melrose Industries		1,873,449		5,563,266
Unilever		399,528		23,655,878
Vodafone Group		5,898,401		11,699,370
				140,525,766
Total Common Stocks (cost $901,144,831)				945,393,905

Exchange-Traded Funds - .4%
United States - .4%
iShares MSCI EAFE ETF (cost $3,981,103)		58,165	[a,b]	3,965,690
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,934,706)	1.63	2,934,706	[c]	2,934,706

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,120,252)	1.63	4,120,252	[c]	4,120,252
Total Investments (cost $912,180,892)		99.4%		956,414,553
Cash and Receivables (Net)		.6%		6,237,637
Net Assets		100.0%		962,652,190

ETF—Exchange-Traded Fund

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $10,240,301 and the value of the collateral was $10,575,378, consisting of cash collateral of $4,120,252 and U.S. Government & Agency securities valued at $6,455,126.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	945,393,905	-	-	945,393,905
Exchange-Traded Funds	3,965,690	-	-	3,965,690
Investment Companies	7,054,958	-	-	7,054,958

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $44,233,661, consisting of $85,531,872 gross unrealized appreciation and $41,298,211 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.